Other operating results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating results
Government grants	$ 15,621	$ 7,599	$ 6,251
Government subsidies per Covid-19 context	14,133	33,366	46,701
Other	7,586	1,812	1,153
Total	$ 37,340	$ 42,777	$ 54,105